Authorizations payable (Details 1) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
 Total	R$ 1,117,416
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
 Total	283,073
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
 Total	59,109
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
 Total	59,109
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
 Total	59,109
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
 Total	59,109
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
 Total	59,109
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
 Total	53,845
Later Than Eight Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
 Total	R$ 484,953